The Merger - Consolidated statement of operations (Details) - USD ($)		3 Months Ended		9 Months Ended
	May 09, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition [Line Items]
General and administrative expenses		$ 3,758,000	$ 514,000	$ 7,220,000	$ 1,709,000
Net loss		(6,955,000)	(2,771,000)	(14,893,000)	(15,601,000)
AmpliPhi Biosciences Corporation [Member]
Business Acquisition [Line Items]
Incurred and expensed costs	$ 1,100,000	0		1,100,000
Research and development expenses		356,000		994,000
General and administrative expenses		833,000		1,530,000
Net loss		(1,189,000)		(2,524,000)
Business Acquisition, Pro Forma Information [Abstract]
Net loss		$ (6,955,000)	$ (4,046,000)	$ (18,878,000)	$ (22,398,000)